Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital	Capital reserves Additional paid-in capital	Capital reserves Share-based payments	Treasury shares	Legal reserve	Reserve for investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Beginning Balance at Jun. 30, 2017	R$ 584,224		R$ 1,525	R$ (36,797)	R$ 10,386	R$ 58,229	R$ 6,486	R$ 43,415		R$ 667,468
Payment of additional dividends							(6,486)			(6,486)
Reversal of expired unpaid dividends									20	20
Share based compensation			844							844
Exercise of granted stock			(372)	2,199						1,827
Treasury stock acquired				(610)						(610)
Net profit for the year									126,338	126,338
Constitution of legal reserve					6,317				(6,317)
Minimum mandatory dividends									(30,005)	(30,005)
Additional dividends proposed							10,995		(10,995)
Constitution of reserve for investment and expansion						79,041			(79,041)
Currency translation adjustment of foreign operation								27,084		27,084
Currency translation adjustment of the re-distribution of the assets and liabilities of the joint venture								(30,616)		(30,616)
Ending Balance at Jun. 30, 2018	584,224		1,997	(35,208)	16,703	137,270	10,995	39,883		755,864
Payment of additional dividends							(10,995)			(10,995)
Share based compensation			1,648							1,648
Net profit for the year									177,079	177,079
Constitution of legal reserve					8,854				(8,854)
Minimum mandatory dividends									(42,056)	(42,056)
Additional dividends proposed							7,944		(7,944)
Constitution of reserve for investment and expansion						118,225			(118,225)
Currency translation adjustment of foreign operation								(1,007)		(1,007)
Ending Balance at Jun. 30, 2019	584,224		3,645	(35,208)	25,557	255,495	7,944	38,876		880,533
Payment of additional dividends							(7,944)			(7,944)
Acquisition of Agrifirma	115,587	(33,566)								82,021
Share based compensation			3,529							3,529
Settlement of share-based payments			(3,707)	3,707
Payment of share-based incentive plan (ILPA) charges			(4,193)							(4,193)
Net profit for the year									119,554	119,554
Constitution of legal reserve					5,978				(5,978)
Minimum mandatory dividends									(28,394)	(28,394)
Additional dividends proposed							13,606		(13,606)
Constitution of reserve for investment and expansion						71,576			(71,576)
Currency translation adjustment of foreign operation								76,463		76,463
Ending Balance at Jun. 30, 2020	R$ 699,811	R$ (33,566)	R$ (726)	R$ (31,501)	R$ 31,535	R$ 327,071	R$ 13,606	R$ 115,339		R$ 1,121,569